Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
8. Fair Value Measurements

The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring and nonrecurring basis according to the valuation techniques the Company uses to determine their fair value:

	June 30, 2022
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds, included in cash and cash equivalents	$22,566	$—	$—

Total	$22,566	$—	$—

	December 31, 2021
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds, included in cash and cash equivalents	$96,661	$—	$—

Total	$96,661	$—	$—

The fair value of the Company’s money market funds is determined using quoted market prices in active markets for identical assets.
As of June 30, 2022 and December 31, 2021, the carrying value of all other financial assets and liabilities approximated their respective fair values.
As of June 30, 2022 and December 31, 2021, the Company had no transfers between levels of the fair value hierarchy of its liabilities measured at fair value.

10
. Fair Value Measurements
The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring and nonrecurring basis according to the valuation techniques the Company uses to determine their fair value:

	December 31, 2021
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds	$96,661	$—	$—
Total	$96,661	$—	$—

	December 31, 2020
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds	$4	$—	$—

Total	$4	$—	$—

The fair value of the Company’s money market funds is determined using quoted market prices in active markets for identical assets.
As of December 31, 2021 and 2020, the carrying value of all other financial assets and liabilities approximated their respective fair values.

The following table presents changes in the Level 3 fair value measurement for the warrant liability on a recurring basis:

	Year Ended December 31,
	Convertible Notes	Warrant Liability

	(in thousands)
Balance as of December 31, 2020	$—	$—
Additions	26,050	1,415
Fair value measurement adjustments	5,067	10
Gain on Convertible Notes	(240)	—
Interest expense on Convertible Notes (paid-in-kind)	1,364	—
Settlement of Convertible Notes and Warrants	(32,241)	(1,425)

Balance as of December 31, 2021	$—	$—
As mentioned in Note 3,
Business Combination and Recapitalization
, Convertible Notes had been converted and settled upon the close of the Business Combination.
As of December 31, 2021 and 2020, the Company had no transfers between levels of the fair value hierarchy of its liabilities measured at fair value.